Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
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Cash and cash equivalents
16.	Cash and cash equivalents

Long-term bank deposits
Short-term bank deposits
Restricted cash

	31.12.2021 RMB’000	31.12.2022 RMB’000	31.12.2022 US$’000
Non-current
Long-term bank deposits (i)	110,000	20,000	2,877

Current
Cash and cash equivalents	4,788,219	4,451,489	640,327
Short-term bank deposits (ii)	357,335	351,567	50,571
Restricted cash	76,001	27,687	3,983

	5,221,555	4,830,743	694,881

Cash and bank balances	5,331,555	4,850,743	697,758

Note:

(i)	In 2021, YMMC has placed new three-year time deposits of RMB 20.0 million at annual interest rate of 3.85% with certain bank. These long-term deposits are not considered to be cash equivalents.
As at December 31, 2022, the three-year time deposits placed in 2020 has remaining maturity period of less than 12 months. Accordingly, this has been classified as short-term bank deposits in 2022.

(ii)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2022 for the Group ranged from 0.80% to 4.36% (2021: 0.30% to 1.65%). These short-term bank deposits are not considered as cash equivalents.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group, and earn interests at the respective short-term deposit rates. The interest rate of the bank deposits (excluding long-term and short-term bank deposits) as of December 31, 2022 for the Group ranged from
1.25
% to
5.15
% (2021:
0.13
% to
1.55
%).
As at December 31, 2022, there is fixed deposits of RMB 36.6 million (US$ 5.3 million) held with a related party (2021: RMB 140.3 million).
As of December 31, 2022, the Group’s restricted cash of RMB 27.7 million (US$ 4.0 million) (2021: RMB 76.0 million) was used as collateral by the banks for the issuance of bills to suppliers.
As of December 31, 2021 and 2022, the Group had RMB 474.2 million and RMB 518.0 million (US$ 74.5 million) respectively, of undrawn borrowing facilities in respect of which all conditions precedent had been met. The commitment fees incurred for 2020 was less than RMB
0.1

million, and Nil for both 2021 and 2022.
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	4,218,131	3,730,372	536,597
Short-term bank deposits (i)	570,088	721,117	103,730

Cash and cash equivalents	4,788,219	4,451,489	640,327

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.